Research and Development Expenses	12 Months Ended
Dec. 31, 2024
Research And Development Expenses
Research and Development Expenses

Note 11 - Research and Development Expenses

	For the years ended
	December 31	December 31
	2024	2023
	US Dollars (In thousands)
Salaries and related expenses	489	778
Subcontractors	499	947
Materials	1	55
Stock based compensation expenses	43	158
Other expenses	146	123

Total research and development expenses	1,178	2,061